Shareholder Fees - FidelityAdvisorLimitedTermBondFund-RetailPRO	Oct. 30, 2024 USD ($)
FidelityAdvisorLimitedTermBondFund-RetailPRO | Fidelity Advisor Limited Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none